Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Amount accumulated in other comprehensive income as of the beginning of the periods	$ 855	$ 344	$ 567
Recognized during the year (obligation liability and plan assets)	213	98	100
Actuarial gains and losses arising from changes in financial assumptions	(76)	456	(357)
Actuarial gains and losses arising from changes in demographic assumptions	184	0	0
Acquisitions net defined benefit liability asset	0	0	(83)
Foreign exchange loss	(3)	(43)	(66)
Philippines disposal	0	0	183
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 1,173	$ 855	$ 344